UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07171

Name of Fund: BlackRock Global SmallCap Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global SmallCap Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2012

Date of reporting period: 09/30/2011

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock Global SmallCap Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.6%
Arcos Dorados Holdings, Inc.	231,500	$5,368,485
Australia — 1.6%
Ansell Ltd.	449,000	5,615,208
Metcash, Ltd.	886,900	3,496,196
Mount Gibson Iron Ltd.	2,151,000	2,714,277
Myer Holdings Ltd. (a)	661,000	1,286,356
Primary Health Care Ltd.	831,200	2,384,202
		15,496,239
Austria — 0.3%
Schoeller-Bleckmann Oilfield Equipment AG	44,000	3,000,886
Belgium — 0.3%
D’ieteren SA	58,200	2,883,409
Bermuda — 0.9%
Dominion Petroleum Ltd. (a)(b)	42,261,548	2,244,382
Hoegh Liquified Natural Gas Holdings Ltd. (b)	579,609	3,653,350
Lazard Ltd., Class A (a)	118,287	2,495,856
		8,393,588
Brazil — 0.9%
Anhanguera Educacional Participacoes SA	148,700	1,775,463
Santos Brasil Participacoes SA	527,400	6,591,624
		8,367,087
Canada — 4.7%
Cathedral Energy Services Ltd.	1,052,000	6,625,823
DiagnoCure, Inc. (b)(c)	4,371,580	3,420,837
Dollarama, Inc. (d)	145,800	5,050,616
Dollarama, Inc.	70,600	2,445,634
Eastern Platinum Ltd. (b)	4,118,900	2,751,436
Eldorado Gold Corp.	430,500	7,415,331
Lundin Mining Corp. (b)	971,400	3,383,539
Open Text Corp. (b)	145,800	7,599,096
Quadra FNX Mining Ltd. (b)	629,200	5,469,999
		44,162,311
China — 1.0%
Sakari Resources Ltd.	4,302,700	6,417,375
Shenzhen Expressway Co., Ltd.	7,853,000	2,812,322
		9,229,697
Denmark — 1.2%
ALK-Abello A/S	13,141	754,236
Bavarian Nordic A/S (b)	210,900	1,513,185
Topdanmark A/S (b)	56,500	8,842,490
		11,109,911

Common Stocks	Shares	Value
Finland — 0.3%
Ramirent Oyj	504,750	$3,094,305
France — 3.4%
Bonduelle SA	41,046	3,557,727
Eurofins Scientific SA	76,275	5,765,347
GameLoft (a)(b)	1,028,783	5,008,131
Ingenico	258,500	9,682,015
Ipsen SA	153,200	4,610,258
Mercialys SA	86,100	3,068,126
		31,691,604
Germany — 3.5%
Deutsche Euroshop AG	114,587	3,840,228
GEA Group AG	301,550	7,038,993
Gerresheimer AG	195,500	8,182,085
NORMA Group (b)	42,073	692,739
Paion AG (b)	475,886	975,479
Rheinmetall AG	131,900	6,186,886
Salzgitter AG	45,300	2,174,088
Symrise AG	165,700	3,829,779
		32,920,277
Hong Kong — 1.8%
AMVIG Holdings Ltd.	5,267,800	2,969,055
Clear Media Ltd. (b)	4,052,000	1,847,663
Daphne International Holdings Ltd.	3,792,700	3,362,435
Emperor Watch & Jewellery Ltd. (a)	18,070,400	2,151,198
Ming Fai International Holdings Ltd. (a)	9,544,100	945,808
Ports Design Ltd.	1,961,600	2,996,790
Techtronic Industries Co. (a)	4,262,900	2,866,006
		17,138,955
India — 1.5%
Container Corp. of India	156,300	3,072,531
Motherson Sumi Systems Ltd.	1,001,700	3,601,972
Reliance Capital Ltd.	364,000	2,323,032
United Phosphorus Ltd.	1,774,300	4,961,846
		13,959,381
Ireland — 1.4%
Elan Corp. Plc (b)	529,947	5,617,352
Ryanair Holdings Plc - ADR (a)	314,396	8,095,697
		13,713,049
Israel — 0.9%
NICE Systems Ltd. - ADR (b)	273,500	8,300,725
Italy — 0.8%
DiaSorin SpA	112,700	4,160,107
Salvatore Ferragamo Italia SpA (b)	241,000	3,219,110
		7,379,217

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
NOK	Norwegian Krone
USD	US Dollar

BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan — 6.4%
Asics Corp.	297,250	$4,058,765
CMIC Co., Ltd.	365,200	6,512,560
Don Quijote Co., Ltd.	136,000	4,855,285
Hisaka Works Ltd.	298,500	3,333,622
Itoham Foods, Inc.	1,221,400	4,528,579
JSR Corp.	425,700	7,324,472
Japan Petroleum Exploration Co.	118,700	4,314,755
Koito Manufacturing Co., Ltd.	104,400	1,651,628
Miraca Holdings, Inc.	57,000	2,505,362
NGK Insulators Ltd.	208,400	3,135,886
Shinsei Bank Ltd.	6,074,000	6,827,180
The Shizuoka Bank, Ltd.	607,300	6,362,844
Toyo Suisan Kaisha, Ltd.	98,800	2,709,583
Yakult Honsha Co., Ltd.	80,600	2,514,802
		60,635,323
Malaysia — 0.6%
AirAsia Bhd	5,994,200	5,619,542
Singapore — 2.3%
Ascendas Real Estate Investment Trust	3,982,700	6,141,455
Avago Technologies Ltd.	256,200	8,395,674
Cityspring Infrastructure Trust	24,631,515	7,315,950
		21,853,079
South Korea — 1.7%
Dongbu Insurance Co., Ltd.	220,400	9,502,226
Kangwon Land, Inc.	290,657	6,651,835
		16,154,061
Spain — 1.6%
Grifols SA	467,900	8,725,593
Laboratorios Farmaceuticos Rovi SA	981,594	6,825,319
		15,550,912
Switzerland — 5.0%
Addex Pharmaceuticals Ltd. (b)	100,700	817,969
Aryzta AG	213,177	9,256,680
Clariant AG (b)	467,300	4,222,040
Foster Wheeler AG (b)	164,800	2,931,792
Lindt & Spruengli AG ‘R’	248	8,566,631
Lonza Group AG, Registered Shares	108,000	6,507,446
Sonova Holding AG, Registered Shares	48,100	4,364,347
Straumann Holding AG, Registered Shares	34,692	5,428,404
Sulzer AG	53,150	5,461,973
		47,557,282
Taiwan — 1.1%
D-Link Corp.	8,765,000	6,400,480
Lite-On Technology Corp.	3,937,451	3,566,551
		9,967,031
Thailand — 0.2%
Mermaid Maritime PCL	10,969,905	2,238,828

Common Stocks	Shares	Value
United Arab Emirates — 0.5%
Polarcus Ltd. (a)(b)	9,816,100	$4,930,931
United Kingdom — 5.8%
Amlin Plc	903,700	3,971,720
Babcock International Group Plc	182,400	1,859,665
Britvic Plc	1,187,600	5,793,243
CSR Plc - ADR (b)	21,137	281,968
Charter International Plc	539,900	7,247,821
easyJet Plc (b)	701,200	3,732,813
Filtrona PLC	190,881	1,031,432
G4S Plc	1,588,997	6,574,505
GKN Plc	676,100	1,835,771
Halfords Group Plc	726,500	3,297,483
Inchcape Plc	856,900	3,701,185
Intertek Group Plc	192,400	5,533,558
Mothercare Plc	390,400	1,907,331
Rexam Plc	1,486,472	7,148,029
SDL Plc	115,700	1,165,266
		55,081,790
United States — 44.9%
Acxiom Corp. (b)	185,300	1,971,592
Aegerion Pharmaceuticals, Inc. (b)	171,700	2,175,439
Albemarle Corp.	150,600	6,084,240
Alliant Energy Corp.	116,900	4,521,692
Alpha Natural Resources, Inc. (b)	122,900	2,174,101
American Superconductor Corp. (a)(b)	345,100	1,356,243
Aqua America, Inc.	244,200	5,267,394
Arch Coal, Inc.	122,200	1,781,676
Ariba, Inc. (a)(b)	151,100	4,186,981
Arris Group, Inc. (a)(b)	665,200	6,851,560
Autoliv, Inc.	2,000	97,000
BMC Software, Inc. (b)	181,600	7,002,496
Bill Barrett Corp. (a)(b)	233,800	8,472,912
BioMarin Pharmaceutical, Inc. (b)	63,700	2,030,119
BioMed Realty Trust, Inc.	398,200	6,598,174
BorgWarner, Inc. (b)	40,550	2,454,492
Brocade Communications Systems, Inc. (b)	1,244,600	5,376,672
Brown & Brown, Inc.	186,800	3,325,040
Cabot Oil & Gas Corp.	30,400	1,882,064
Cadence Design Systems, Inc. (b)	410,950	3,797,178
Camden Property Trust	92,100	5,089,446
Celanese Corp., Series A	153,700	4,999,861
Collective Brands, Inc. (a)(b)	317,650	4,116,744
ComScore, Inc. (b)	200,800	3,387,496
Covanta Holding Corp.	292,550	4,443,835
Coventry Health Care, Inc. (b)	346,800	9,991,308
Cullen/Frost Bankers, Inc.	109,200	5,007,912
Cytec Industries, Inc.	128,800	4,526,032
DDR Corp.	216,600	2,360,940
DSP Group, Inc. (a)(b)	776,849	4,583,409
Deckers Outdoor Corp. (b)	24,100	2,247,566
Discover Financial Services, Inc.	256,000	5,872,640
Drew Industries, Inc.	174,000	3,476,520
Duke Realty Corp.	286,500	3,008,250
Dunkin’ Brands Group, Inc. (a)(b)	68,500	1,897,450
Electronic Arts, Inc. (b)	450,200	9,206,590

BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
United States (continued)
Equinix, Inc. (a)(b)		39,147	$3,477,428
F5 Networks, Inc. (b)		71,200	5,058,760
Fidelity National Financial, Inc.		373,200	5,665,176
Flowers Foods, Inc.		235,950	4,591,587
Foot Locker, Inc.		225,300	4,526,277
The Fresh Market, Inc. (b)		10,200	389,232
Guess?, Inc.		210,950	6,009,966
Health Net, Inc. (b)		52,500	1,244,775
Healthways, Inc. (a)(b)		334,634	3,289,452
HollyFrontier Corp.		93,688	2,456,499
IAC/InterActiveCorp. (b)		153,050	6,053,127
IDEX Corp.		204,650	6,376,894
IPC The Hospitalist Co., Inc. (a)(b)		199,700	7,127,293
j2 Global Communications, Inc.		328,600	8,839,340
Kennametal, Inc.		126,000	4,125,240
Kilroy Realty Corp.		75,000	2,347,500
LKQ Corp. (b)		298,763	7,218,114
Landstar System, Inc.		164,250	6,497,730
Manpower, Inc.		85,600	2,877,872
Meadowbrook Insurance Group, Inc.		427,900	3,812,589
Mentor Graphics Corp. (a)(b)		152,950	1,471,379
Mistras Group, Inc. (b)		250,000	4,390,000
NRG Energy, Inc. (b)		291,000	6,172,110
National Instruments Corp.		66,900	1,529,334
Nordson Corp.		137,100	5,448,354
Northwest Bancshares, Inc.		648,700	7,726,017
Nuance Communications, Inc. (b)		502,800	10,237,008
Oasis Petroleum, Inc. (a)(b)		335,800	7,498,414
Omnicare, Inc.		301,900	7,677,317
PMC-Sierra, Inc. (b)		1,101,100	6,584,578
Packaging Corp. of America		129,200	3,010,360
Patterson-UTI Energy, Inc.		176,600	3,062,244
People’s United Financial, Inc.		471,900	5,379,660
Pharmaceutical Product Development, Inc.		232,500	5,965,950
Phillips-Van Heusen Corp.		63,400	3,692,416
QLogic Corp. (b)		447,300	5,671,764
Regis Corp.		223,500	3,149,115
Riverbed Technology, Inc. (b)		239,300	4,776,428
SVB Financial Group (b)		153,500	5,679,500
Silgan Holdings, Inc.		136,200	5,003,988
Spirit AeroSystems Holdings, Inc., Class A (b)		119,000	1,898,050
Steel Dynamics, Inc.		282,700	2,804,384
Stratasys, Inc. (a)(b)		44,400	823,176
Support.com, Inc. (b)		1,165,679	2,308,044
Tenet Healthcare Corp.		758,500	3,132,605
Terex Corp.		277,350	2,845,611
Tetra Technologies, Inc. (a)(b)		608,300	4,696,076
Timken Co.		257,400	8,447,868
UIL Holdings Corp.		254,100	8,367,513
Urban Outfitters, Inc. (b)		119,600	2,669,472
Vera Bradley, Inc. (a)(b)		97,000	3,496,850
VeriFone Systems, Inc. (b)		215,300	7,539,806
Vertex Pharmaceuticals, Inc. (b)		156,100	6,952,694
W.R. Berkley Corp.		228,600	6,787,134

Common Stocks	Shares		Value
United States (concluded)
The Warnaco Group, Inc. (b)		120,650	$5,560,759
Weingarten Realty Investors		138,800	2,938,396
Wright Medical Group, Inc. (a)(b)		315,600	5,642,928
			424,645,217
Total Long-Term Investments (Cost – $923,497,312) – 95.2%			900,443,122

Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (e)(f)		64,623,158	64,623,158

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.16% (e)(f)(g)	USD	51,166	51,165,507
Total Money Market Funds– 12.2%			115,788,665

Time Deposits	Par (000)
Australia – 0.0%
Brown Brothers Harriman & Co., 0.01%, 10/03/11	AUD	3	2,523
Norway – 0.0%
Brown Brothers Harriman & Co., 0.01%, 10/03/11	NOK	69	11,707
Hong Kong – 0.1%
Citibank, NA, 0.01%, 10/03/11	HKD	4,585	588,741
Europe – 0.0%
JPMorgan Chase & Co., 0.01%, 10/03/11	EUR	40	53,036
Total Time Deposits – 0.1%			656,007
Total Short-Term Securities (Cost – $116,444,672) – 12.3%			116,444,672
Total Investments (Cost — $1,039,941,984*) - 107.5%			$1,016,887,794
Liabilities in Excess of Other Assets – (7.5)%			(70,856,507)
Net Assets – 100.0%			$946,031,287

BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,045,148,731
Gross unrealized appreciation	$105,218,940
Gross unrealized depreciation	(133,479,877)
Net unrealized depreciation	$(28,260,937)

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)

Investments in companies (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,

Affiliate	Shares Held at June 30, 2011	Shares Purchased	Shares Sold	Shares Held at September 30, 2011	Value at September 30, 2011	Realized Gain	Income
Diagno Cure, Inc.	4,371,580	—	—	4,371,580	$3,420,837	—	—

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at June 30, 2011	Net Activity	Shares/Beneficial Interest Held at September 30, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	74,139,299	(9,516,141)	64,623,158	$13,606
BlackRock Liquidity Series, LLC Money Market Series	$11,783,250	$39,382,257	$51,165,507	$2,652

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities.

BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2011	4

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

•	Foreign currency exchange contracts as of September 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	254,290	USD	46,365	State Street Bank and Trust Company	10/03/11	$(584)
EUR	14,447	USD	19,602	State Street Bank and Trust Company	10/03/11	(247)
GBP	17,536	USD	27,509	State Street Bank and Trust Company	10/03/11	(164)
INR	22,843,942	USD	462,147	Brown Brothers Harriman & Co.	10/03/11	4,294
NOK	390,302	USD	67,565	State Street Bank and Trust Company	10/03/11	(1,075)
USD	31,637	CHF	28,461	State Street Bank and Trust Company	10/03/11	238
USD	53,787	EUR	39,520	Brown Brothers Harriman & Co.	10/03/11	840
USD	16,765	EUR	12,356	State Street Bank and Trust Company	10/03/11	211
USD	11,258	NOK	66,037	State Street Bank and Trust Company	10/03/11	8
AUD	778,679	USD	770,425	State Street Bank and Trust Company	10/04/11	(16,897)
DKK	136,459	USD	24,907	State Street Bank and Trust Company	10/04/11	(340)
EUR	305	USD	415	State Street Bank and Trust Company	10/04/11	(6)
GBP	361,266	USD	564,517	State Street Bank and Trust Company	10/04/11	(1,159)
GBP	9,406	USD	14,755	State Street Bank and Trust Company	10/04/11	(88)
JPY	194,745,508	USD	2,536,136	State Street Bank and Trust Company	10/04/11	(11,237)
NOK	141,431	USD	24,390	State Street Bank and Trust Company	10/04/11	(297)
NOK	230,065	USD	39,218	State Street Bank and Trust Company	10/04/11	(26)
USD	469,980	EUR	346,430	State Street Bank and Trust Company	10/04/11	5,851
USD	21,939	HKD	170,945	Brown Brothers Harriman & Co.	10/04/11	(12)
USD	207,454	HKD	1,615,216	State Street Bank and Trust Company	10/04/11	40
AUD	470,526	USD	462,254	State Street Bank and Trust Company	10/05/11	(6,926)
DKK	121,736	USD	21,929	State Street Bank and Trust Company	10/05/11	(12)
EUR	27,694	USD	37,122	State Street Bank and Trust Company	10/05/11	(19)
GBP	846,584	USD	1,325,767	State Street Bank and Trust Company	10/05/11	(5,604)
NOK	306,032	USD	52,188	State Street Bank and Trust Company	10/05/11	(54)
Total						$(33,265)

BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2011	5

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks:
Argentina	$5,368,485	—	—	$5,368,485
Australia	—	$15,496,239	—	15,496,239
Austria	—	3,000,886	—	3,000,886
Belgium	—	2,883,409	—	2,883,409
Bermuda	6,149,206	2,244,382	—	8,393,588
Brazil	8,367,087	—	—	8,367,087
Canada	39,111,695	5,050,616	—	44,162,311
China	—	9,229,697	—	9,229,697
Denmark	—	11,109,911	—	11,109,911
Finland	—	3,094,305	—	3,094,305
France	—	31,691,604	—	31,691,604
Germany	975,479	31,944,798	—	32,920,277
Hong Kong	—	17,138,955	—	17,138,955
India	—	13,959,381	—	13,959,381
Ireland	8,095,697	5,617,352	—	13,713,049
Israel	8,300,725	—	—	8,300,725
Italy	3,219,110	4,160,107	—	7,379,217
Japan	—	60,635,323	—	60,635,323
Malaysia	—	5,619,542	—	5,619,542
Singapore	8,395,674	13,457,405	—	21,853,079
South Korea	—	16,154,061	—	16,154,061
Spain	6,825,319	8,725,593	—	15,550,912
Switzerland	2,931,792	44,625,490	—	47,557,282
Taiwan	—	9,967,031	—	9,967,031
Thailand	—	2,238,828	—	2,238,828
United Arab
Emirates	—	4,930,931	—	4,930,931
United
Kingdom	281,968	54,799,822	—	55,081,790
United States	424,645,217	—	—	424,645,217
Short-Term Securities:
Money Market Funds	64,623,158	51,165,507	—	115,788,665
Time Deposits	—	656,007	—	656,007
Total	$587,290,612	$429,597,182	—	$1,016,887,794

BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2011	6

Schedule of Investments (concluded)	BlackRock Global SmallCap Fund, Inc.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$11,482	—	$11,482
Liabilities:
Foreign currency exchange contracts	—	(44,747)	—	(44,747)
Total	—	$(33,265)	—	$(33,265)

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2011	7

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global SmallCap Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global SmallCap Fund, Inc.

Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global SmallCap Fund, Inc.

Date: November 23, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global SmallCap Fund, Inc.

Date: November 23, 2011